Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Intangible Assets

Software
RMB
Cost:
Balance at January 1, 2016	26,301
Additions	363
Transferred from construction in progress	3,685
Disposals	(531)

Balance at December 31, 2016	29,818
Additions	175
Transferred from construction in progress	4,836
Disposals	(268)
Disposal of a subsidiary	(11)

Balance at December 31, 2017	34,550

Accumulated amortization and impairment:
Balance at January 1, 2016	(15,562)
Amortization charge for the year	(3,500)
Written back on disposals	488

Balance at December 31, 2016	(18,574)
Amortization charge for the year	(3,843)
Written back on disposals	250
Disposal of a subsidiary	8

Balance at December 31, 2017	(22,159)

Net book value at December 31, 2017	12,391

Net book value at December 31, 2016	11,244